UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal 2018 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Municipal 2018 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
State	(000)	Municipal Bonds	Value
Alabama - 3.0%	$1,000	Courtland, Alabama, IDB, Solid Waste Disposal Revenue Refunding
		Bonds (International Paper Company Project), Series A, 4.75%,
		5/01/17	$931,970
	5,845	Huntsville, Alabama, Health Care Authority, Revenue Refunding
		Bonds, GO, Series A, 5.625%, 6/01/22	5,966,459
			6,898,429
Arizona - 0.4%	1,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
		Bonds, 5.25%, 12/01/20	983,050
California - 7.0%	1,750	Agua Caliente Band of Cahuilla Indians, California, Casino Revenue
		Bonds, 5.60%, 7/01/13	1,715,157
	6,500	California Pollution Control Financing Authority, Solid Waste
		Disposal Revenue Bonds (Waste Management Inc. Project), AMT,
		Series C, 5.125%, 11/01/23	5,789,940
	5,000	California Pollution Control Financing Authority, Solid Waste
		Disposal Revenue Refunding Bonds (Republic Services Inc. Project),
		AMT, Series C, 5.25%, 6/01/23	4,731,000
	5,425	Clovis, California, Unified School District, Capital Appreciation
		GO (Election of 2004), Series A, 5.12%, 5.12%, 8/01/21 (a)(b)	2,725,466
	1,100	Lincoln, California, Special Tax Bonds (Community Facilities District
		Number 2003-1), 5.90%, 9/01/13 (c)	1,272,106
			16,233,669
Colorado - 4.3%	5,000	Colorado HFA, Solid Waste Disposal Revenue Bonds, (Waste
		Management, Inc.), AMT, 5.70%, 7/01/18	5,026,500
	5,010	Park Creek Metropolitan District, Colorado, Senior Limited Tax
		Supported Revenue Refunding Bonds, 5.25%, 12/01/20	4,905,341
			9,931,841
Connecticut - 1.6%	3,750	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue
		Refunding Bonds, Sub-Series B, 5.75%, 9/01/18 (d)	3,753,300
Florida - 7.2%	2,000	CFM Community Development District, Florida, Capital Improvement
		Revenue Bonds, Series B, 5.875%, 5/01/14	1,808,060
	90	Live Oak Community Development District Number 001, Florida, Special
		Assessment Bonds, Series B, 5.30%, 5/01/08	89,952
	4,515	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue
		Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%,
		11/15/21	4,591,484
	985	Pine Island Community Development District, Florida, Utilities
		System Revenue Bonds, 5.30%, 11/01/10	956,790
	2,470	Stevens Plantation Community Development District, Florida, Special
		Assessment Revenue Bonds, Series B, 6.375%, 5/01/13	2,423,045
	5,410	Village Center Community Development District, Florida, Recreational
		Revenue Bonds, Sub-Series B, 5.875%, 1/01/15	5,516,469
Portfolio Abbreviations

To simplify the listings of BlackRock Municipal 2018 Term Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
CABS	Capital Appreciation Bonds	IDA	Industrial Development Authority
EDA	Economic Development Authority	IDB	Industrial Development Board
EDR	Economic Development Revenue Bonds	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	M/F	Multi-Family
HDA	Housing Development Authority	S/F	Single-Family

BlackRock Municipal 2018 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
State	(000)	Municipal Bonds	Value
	$1,400	Westchester Community Development District Number 1, Florida,
		Special Assessment Bonds (Community Infrastructure),
		6%, 5/01/23	$1,261,120
			16,646,920
Illinois - 26.2%	1,825	Centerpoint Intermodal Center Program Trust, Illinois, Tax
		Allocation Bonds, Class A, 8%, 6/15/23 (d)	1,705,225
	5,000	Chicago, Illinois, O'Hare International Airport, General Airport Revenue
		Bonds, Third Lien, Series A, 5%, 1/01/19 (e)	5,161,700
	8,000	Chicago, Illinois, O'Hare International Airport, General Airport Revenue
		Bonds, Third Lien, Series A, 5%, 1/01/20 (e)	8,185,120
	5,000	Chicago, Illinois, O'Hare International Airport, General Airport Revenue
		Refunding Bonds, Third Lien, AMT, Series A, 5.75%, 1/01/18 (f)	5,134,950
	12,500	Illinois Development Finance Authority, Hospital Revenue Bonds
		(Adventist Health System/Sunbelt Obligated Group), 5.50%,
		11/15/09 (c)	13,233,000
	5,980	Illinois Educational Facilities Authority, Student Housing Revenue
		Bonds (Education Advancement Fund - University Center Project),
		6%, 5/01/12 (c)	6,728,995
	5,000	Illinois Health Facilities Authority, Revenue Refunding Bonds
		(Elmhurst Memorial Healthcare), 5.50%, 1/01/22	5,068,250
	1,885	Illinois Sports Facilities Authority, State Tax Supported Revenue
		Bonds, 5.34%, 6/15/19 (e)(g)	1,786,377
	1,985	Illinois Sports Facilities Authority, State Tax Supported Revenue
		Bonds, 5.39%, 6/15/20 (e)(g)	1,867,071
	2,090	Illinois Sports Facilities Authority, State Tax Supported Revenue
		Bonds, 5.43%, 6/15/21 (e)(g)	1,953,669
	2,750	Illinois State Financing Authority, Student Housing Revenue Bonds
		(MJH Education Assistance IV LLC), Senior Series A, 5.50%,
		6/01/19 (n)	2,135,705
	4,625	Kane and Du Page Counties, Illinois, Community Unit School District 303
		(Saint Charles), GO, CABS, Series B, 5.64%, 1/01/12 (a)(c)(h)	2,978,037
	4,100	Kane and Du Page Counties, Illinois, Community Unit School District 303
		(Saint Charles), GO, CABS, Series B, 5.73%, 1/01/12 (a)(c)(h)	2,476,359
	2,950	Kane and Du Page Counties, Illinois, Community Unit School District 303
		(Saint Charles), GO, CABS, Series B, 5.87%, 1/01/12 (a)(c)(h)	1,574,621
	1,700	Kane and Du Page Counties, Illinois, Community Unit School District 303
		(Saint Charles), GO, CABS, Series B, 5.91%, 1/01/12 (a)(c)(h)	853,247
			60,842,326
Indiana - 12.3%	13,970	Indiana Health Facilities Financing Authority Revenue Bonds (Sisters of
		St. Francis Health System), 5.75%, 11/01/11 (c)	15,562,859
	2,500	Indianapolis, Indiana, Airport Authority, Special Facilities, Revenue
		Refunding Bonds (Federal Express Corporation Project), AMT, 5.10%,
		1/15/17	2,364,300
	2,895	Lawrence, Indiana, M/F Housing, Revenue Refunding Bonds (Pinnacle
		Apartments Project), AMT, 5.40%, 6/01/24 (i)	2,896,042
	4,000	Petersburg, Indiana, PCR, Refunding (Indianapolis Power & Light Co.
		Project), AMT, 5.75%, 8/01/21	3,944,760
	4,070	Vincennes, Indiana, EDR, Refunding, 6.25%, 1/01/24	3,733,411
			28,501,372

BlackRock Municipal 2018 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
State	(000)	Municipal Bonds	Value
Kentucky - 1.3%	$3,196	Kentucky Housing Corporation, Housing Revenue Bonds, AMT, Series
		C, 4.625%, 7/01/22	$2,993,108
Louisiana - 1.3%	2,825	Louisiana Public Facilities Authority Revenue Bonds (Department of
		Public Safety), Term Bond 1,
		5.875%, 6/15/14 (f)	2,958,933
Maryland - 2.1%	4,949	Frederick County, Maryland, Special Obligation Tax Bonds (Urbana
		Community Development Authority), Series A, 5.80%, 7/01/20	4,829,977
Michigan - 3.9%	2,950	Michigan State Hospital Finance Authority, Hospital Revenue Bonds
		(Henry Ford Health System), Series A, 6%, 11/15/09 (c)	3,156,117
	1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding
		Bonds (Oakwood Obligated Group), Series A, 5%, 7/15/18	1,017,780
	3,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding
		Bonds (Sparrow Obligated Group), 4.50%, 11/15/26	3,155,600
	700	Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding
		Bonds (Development Area Number 2), 5.625%, 6/01/22 (j)	673,827
	640	Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding
		Bonds (Development Area Number 3), 5.375%, 6/01/12 (c)(j)	702,707
	360	Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding
		Bonds (Development Area Number 3), 5.375%, 6/01/17 (j)	358,556
			9,064,587
Mississippi - 4.0%	9,000	Lowndes County, Mississippi, Solid Waste Disposal and PCR,
		Refunding (Weyerhaeuser Company Project), Series A,
		6.80%, 4/01/22	9,338,130
Nevada - 2.8%	1,000	Henderson, Nevada, Local Improvement Districts, Special
		Assessment, Series NO T-18, 5.15%, 9/01/21	773,270
	1,076	Las Vegas, Nevada, Special Assessment Improvement, District
		Number 809 (Summerlin Area), 5.35%, 6/01/17	1,052,081
	5,000	Nevada State Department of Business and Industry, Solid Waste
		Disposal Revenue Bonds (Republic Services Inc. Project), AMT,
		5.625%, 12/01/26	4,734,550
			6,559,901
New Hampshire -	2,025	New Hampshire Health and Education Facilities Authority Revenue Bonds
6.4%		(Exeter Hospital Project), 6%, 10/01/24	2,115,943
	7,000	New Hampshire State Business Finance Authority, PCR, Refunding
		(Public Service Company of New Hampshire Project), Series C,
		5.45%, 5/01/21 (f)	7,008,540
	6,000	New Hampshire State Business Finance Authority, PCR, Refunding (Public
		Service Company Project), AMT, Series B, 4.75%, 5/01/21 (f)	5,766,120
			14,890,603
New Jersey -	8,500	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	8,164,590
13.2%	8,410	New Jersey EDA, EDR, Special Assessment Refunding Bonds
		(Kapkowski Road Landfill Reclamation Improvement District
		Project), AMT, 5.50%, 4/01/16	8,132,975
	4,065	New Jersey EDA, Special Facility Revenue Bonds
		(Continental Airlines Inc. Project), AMT, 7%, 11/15/30	3,878,701
	6,750	New Jersey EDA, Special Facility Revenue Bonds
		(Continental Airlines Inc. Project), AMT, 7.20%, 11/15/30	6,587,528
	1,500	New Jersey Health Care Facilities Financing Authority, Revenue
		Refunding Bonds (AtlantiCare Regional Medical Center),
		5%, 7/01/20	1,505,400

BlackRock Municipal 2018 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
State	(000)	Municipal Bonds	Value
	$2,500	New Jersey State Housing and Mortgage Finance Agency, S/F Housing
		Revenue Bonds, AMT, Series T, 4.55%, 10/01/22	$2,325,100
			30,594,294
New York - 6.9%	3,460	New York City, New York, City IDA, Special Facility Revenue Bonds
		(American Airlines, Inc. - JFK International Airport), AMT, 7.625%,
		8/01/25	3,515,014
	7,500	New York City, New York, GO, Sub-Series F-1, 5%, 9/01/18	7,878,675
	4,500	Tobacco Settlement Financing Corporation of New York Revenue
		Bonds, Series B-1C, 5.50%, 6/01/20	4,656,870
			16,050,559
North Carolina -	3,140	North Carolina, HFA, Home Ownership Revenue Bonds, AMT, Series
3.1%		28A, 4.65%, 7/01/23	2,941,835
	4,000	Wake County, North Carolina, Industrial Facilities and Pollution Control
		Financing Authority, Revenue Refunding Bonds (Carolina Power & Light
		Company Project), 5.375%, 2/01/17	4,154,000
			7,095,835
Ohio - 0.2%	480	Pinnacle Community Infrastructure Financing Authority, Ohio,
		Revenue Bonds, Series A, 6%, 12/01/22	460,978
Oklahoma - 1.2%	2,700	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds,
		Series A, 7.75%, 6/01/35	2,777,139
Pennsylvania -	2,000	Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh
8.0%		Continuing Care Project), 6%, 2/01/21	1,890,380
	10,000	Philadelphia, Pennsylvania, Authority for Industrial Development,
		Lease Revenue Bonds, Series B, 5.50%, 10/01/11 (c)(h)	11,034,300
	2,500	West Cornwall Township, Pennsylvania, Municipal Authority College Revenue
		Bonds (Elizabethtown College Project), 5.90%, 12/15/11 (c)	2,780,175
	2,650	West Cornwall Township, Pennsylvania, Municipal Authority College Revenue
		Bonds (Elizabethtown College Project), 6%, 12/15/11 (c)	2,956,287
			18,661,142
South Carolina -	5,000	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds
2.2%		(Palmetto Health Alliance), Series A, 6.125%, 8/01/23	5,107,600
Tennessee - 2.9%	12,000	Knox County, Tennessee, Health, Educational and Housing Facilities
		Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health),
		CABS, Series A, 5.63%, 1/01/19 (a)(h)	6,817,560
Texas - 12.3%	2,000	Alliance Airport Authority, Inc., Texas, Special Facilities Revenue
		Refunding Bonds (FedEx Corp. Project), AMT, 4.85%, 4/01/21	1,755,080
	1,615	Birdville, Texas, Independent School District, GO, Refunding, CABS,
		5.40%, 2/15/18 (a)(k)	1,029,821
	1,815	Birdville, Texas, Independent School District, GO, Refunding, CABS,
		5.46%, 2/15/19 (a)(k)	1,088,310
	2,625	Birdville, Texas, Independent School District, GO, Refunding, CABS,
		5.51%, 2/15/20 (a)(k)	1,480,920
	2,500	Birdville, Texas, Independent School District, GO, Refunding, CABS,
		5.54%, 2/15/21 (a)(k)	1,323,925
	10,010	Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company
		Project), AMT, Series C, 5.75%, 5/01/36	9,506,597
	5,000	Dallas-Fort Worth, Texas, International Airport Revenue Refunding and
		Improvement Bonds, AMT, Series A, 5.875%, 11/01/17 (b)	5,160,700

BlackRock Municipal 2018 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
State	(000)	Municipal Bonds	Value
	$5,000	Dallas-Fort Worth, Texas, International Airport Revenue Refunding and
		Improvement Bonds, AMT, Series A, 5.875%, 11/01/18 (b)	$5,135,900
	2,000	North Texas Tollway Authority, System Revenue Refunding Bonds,
		First Tier, Series A, 6%, 1/01/24	2,097,580
			28,578,833
Virginia - 1.1%	2,750	Virginia State, HDA, Commonwealth Mortgage Revenue Refunding Bonds,
		AMT, Sub-Series E-2, 4.375%, 10/01/19	2,606,808
Wisconsin - 8.2%	1,990	Franklin, Wisconsin, Solid Waste Disposal, Revenue Bonds,
		4.95%, 4/01/16	1,972,388
	4,560	Wisconsin State Health and Educational Facilities Authority, Revenue
		Refunding Bonds (Froedtert and Community Health), 5.375%,
		10/01/11 (c)	5,012,717
	440	Wisconsin State Health and Educational Facilities Authority, Revenue
		Refunding Bonds (Froedtert and Community Health), 5.375%,
		10/01/21	464,592
	10,000	Wisconsin State Health and Educational Facilities Authority, Revenue
		Refunding Bonds (Wheaton Franciscan Services, Inc.), 6.25%,
		2/15/12 (c)	11,301,800
			18,751,497
Puerto Rico - 1.2%	2,665	Puerto Rico Commonwealth, Public Improvement, GO, Series B,
		5.25%, 7/01/17	2,771,467
Trust	4,000	San Manuel Entertainment Authority Series 04-C, 4.50%, 12/01/16	3,811,840
Territories - 1.7%
		Total Municipal Bonds
		(Cost - $334,820,088) - 146.0%	338,511,698
		Corporate Bonds
Multi-State - 11.0%	14,000	Charter Mac Equity Issuer Trust, 6.80%, 10/31/52 (d)	15,708,420
	6,000	MuniMae TE Bond Subsidiary LLC, 5.20%, 6/29/49 (d)	5,977,020
	Par
	(000)	Corporate Bonds	Value
	4,000	MuniMae TE Bond Subsidiary LLC Series D, 5.90%,
		11/29/49 (d)	3,885,960
		Total Corporate Bonds (Cost - $24,000,000) - 11.0%	25,571,400
	Shares	Short-Term Securities
	2,700,000	Merrill Lynch Institutional Tax-Exempt Fund, 2.16% (l)(m)	2,700,000
		Total Short-Term Securities
		(Cost - $2,700,000) - 1.2%	2,700,000
		Total Investments (Cost - $361,559,950*) - 158.2%	366,783,098
		Other Assets Less Liabilities - 1.2%	2,697,091
		Preferred Shares, at Redemption Value - (59.4%)	(137,654,778)
		Net Assets Applicable to Common Shares - 100.0%	$231,825,411

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$361,559,950
Gross unrealized appreciation	$13,287,130
Gross unrealized depreciation	(8,026,222)
Net unrealized appreciation	$5,260,908

BlackRock Municipal 2018 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)

(a)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(b)	FGIC Insured.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security as well as retire the bond in full at the date indicated, typically at premium to par.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	AMBAC Insured.
(f)	MBIA Insured.
(g)	Represents a step up bond; the interest rate shown reflects the effective yield at the time of purchase.
(h)	FSA Insured.
(i)	FNMA Collateralized.
(j)	ACA Insured.
(k)	PSF Guaranteed.
(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Interest
Affiliate	Activity	Income
Merrill Lynch Institutional
Tax-Exempt Fund	2,000,000	$26,897

(m)	Represents the current yield as of report date.
(n)	Illiquid security.

BlackRock Municipal 2018 Term Trust

Effective January 1, 2008, the BlackRock Municipal 2018 Term Trust (the “Trust”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 – price quotations in active markets/exchanges for identical securities

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation	Investments in
Inputs	Securities
Level 1	0
Level 2	$366,783,098
Level 3	0
Total	$366,783,098

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal 2018 Term Trust

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: May 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: May 22, 2008